Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant, and equipment consists of the following:

	As of December 31,
	2014	2013
In millions
Land	$5.1	$5.9
Software	23.2	26.7
Buildings and improvements	188.3	245.8
Machinery and equipment	1,106.2	1,206.9
	1,322.8	1,485.3
Less accumulated depreciation	(788.3)	(811.0)
	534.5	674.3
Construction in progress	64.3	50.6
Total property, plant, and equipment, net	$598.8	$724.9